UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: January 31, 2019

ITEM 1.	INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name			Shares	Value
Common Stocks : 0.00%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$609

Total Common Stocks (Cost $606)				609

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 121.28%

Communication Services : 19.55%

Diversified Telecommunication Services : 1.89%

GCI Incorporated	6.75%	6-1-2021	$2,625,000	2,634,844
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,581,044
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,564,851
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,119,375
Level 3 Financing Incorporated	5.63	2-1-2023	1,350,000	1,356,750
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,694,225

				10,951,089

Entertainment : 0.65%

Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,450,000	2,413,250
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	790,000	795,925
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	525,000	530,250

				3,739,425

Media : 14.08%

CCO Holdings LLC 144A	4.00	3-1-2023	175,000	170,686
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	356,250
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,288,660
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,004,672
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	725,625
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,070,374
CCO Holdings LLC 144A	5.38	5-1-2025	7,000,000	7,037,100
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	324,188
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,774,313
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,409,314
Cinemark USA Incorporated	4.88	6-1-2023	1,125,000	1,113,750
CSC Holdings LLC 144A	5.38	7-15-2023	3,000,000	3,030,000
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,081,406
CSC Holdings LLC 144A	5.50	5-15-2026	2,425,000	2,400,750
CSC Holdings LLC 144A	7.75	7-15-2025	3,825,000	4,006,688
CSC Holdings LLC	8.63	2-15-2019	635,000	635,794
Dish Direct Broadcast Satellite Corporation	7.75	7-1-2026	925,000	796,656
Dish Network Corporation	3.38	8-15-2026	3,125,000	2,654,688
EMI Music Publishing Group 144A	7.63	6-15-2024	3,853,000	4,086,800
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,332,500
Gray Television Incorporated 144A	5.88	7-15-2026	6,700,000	6,582,750
Gray Television Incorporated 144A	7.00	5-15-2027	675,000	701,730
Lamar Media Corporation	5.38	1-15-2024	725,000	741,313
Lamar Media Corporation 144A%%	5.75	2-1-2026	200,000	207,120
National CineMedia LLC	6.00	4-15-2022	7,000,000	7,052,500
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	425,000	430,440
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	3,040,000	3,062,800
Nielsen Finance LLC 144A	5.00	4-15-2022	2,195,000	2,191,708
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	323,200
Outfront Media Capital Corporation	5.63	2-15-2024	960,000	970,800
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,287,750
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,225,000	5,602,500
The E.W. Scripps Company 144A	5.13	5-15-2025	6,194,000	5,915,270

				81,370,095

1

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 2.93%

Sprint Capital Corporation	6.88%	11-15-2028	$2,600,000	$2,583,750
Sprint Capital Corporation	8.75	3-15-2032	2,950,000	3,237,625
Sprint Communications Incorporated 144A	7.00	3-1-2020	200,000	205,750
Sprint Communications Incorporated	7.00	8-15-2020	380,000	394,250
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,065,594
T-Mobile USA Incorporated	4.50	2-1-2026	225,000	219,094
T-Mobile USA Incorporated	4.75	2-1-2028	225,000	215,719
T-Mobile USA Incorporated	5.13	4-15-2025	725,000	732,250
T-Mobile USA Incorporated	5.38	4-15-2027	2,050,000	2,065,375
T-Mobile USA Incorporated	6.00	3-1-2023	600,000	615,000
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	281,875
T-Mobile USA Incorporated	6.38	3-1-2025	3,050,000	3,164,375
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	144,900
T-Mobile USA Incorporated	6.50	1-15-2026	1,900,000	2,009,250

				16,934,807

Consumer Discretionary : 14.95%

Auto Components : 2.74%

Allison Transmission Incorporated 144A	4.75	10-1-2027	1,695,000	1,576,350
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,475,000	8,347,875
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,488,425
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	411,500

				15,824,150

Distributors : 0.51%
LKQ Corporation	4.75	5-15-2023	2,915,000	2,929,575

Diversified Consumer Services : 2.38%

Carriage Services Incorporated 144A	6.63	6-1-2026	1,125,000	1,127,813
Service Corporation International	4.63	12-15-2027	1,325,000	1,291,875
Service Corporation International	5.38	5-15-2024	75,000	76,594
Service Corporation International	7.50	4-1-2027	8,700,000	9,483,000
Service Corporation International	8.00	11-15-2021	1,635,000	1,778,063

				13,757,345

Hotels, Restaurants & Leisure : 2.74%

CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,559,750
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	1,175,000	1,183,813
KFC Holding Company 144A	5.00	6-1-2024	2,075,000	2,074,378
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	4,025,000	4,025,000

				15,842,941

Specialty Retail : 5.70%

Asbury Automotive Group Incorporated	6.00	12-15-2024	7,200,000	7,236,000
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,239,234
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	3,275,000	3,144,000
Levi Strauss & Company	5.00	5-1-2025	200,000	201,000
Lithia Motors Incorporated 144A	5.25	8-1-2025	6,825,000	6,586,125
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,038,469
Penske Auto Group Incorporated	5.38	12-1-2024	5,398,000	5,330,525
Penske Auto Group Incorporated	5.75	10-1-2022	2,325,000	2,359,875
Sonic Automotive Incorporated	5.00	5-15-2023	3,400,000	3,238,500
Sonic Automotive Incorporated	6.13	3-15-2027	1,799,000	1,569,628

				32,943,356

Textiles, Apparel & Luxury Goods : 0.88%

The William Carter Company	5.25	8-15-2021	1,200,000	1,203,000
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	4,100,000	3,886,800

				5,089,800

2

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.75%

Beverages : 0.19%
Cott Beverages Incorporated 144A	5.50%	4-1-2025	$1,125,000	$1,113,750

Food Products : 1.24%

B&G Foods Incorporated	4.63	6-1-2021	670,000	673,551
B&G Foods Incorporated	5.25	4-1-2025	1,750,000	1,715,875
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	296,475
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	375,000	373,125
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	74,363
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,312,800
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	400,000	386,000
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	656,700
US Foods Incorporated 144A	5.88	6-15-2024	670,000	681,584

				7,170,473

Household Products : 0.32%

Central Garden & Pet Company	5.13	2-1-2028	400,000	373,000
Central Garden & Pet Company	6.13	11-15-2023	405,000	414,113
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	763,608
Spectrum Brands Incorporated	6.63	11-15-2022	250,000	256,250

				1,806,971

Energy : 28.12%

Energy Equipment & Services : 8.64%

Bristow Group Incorporated	6.25	10-15-2022	9,325,000	4,336,125
Bristow Group Incorporated 144A	8.75	3-1-2023	1,550,000	1,296,188
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,875,000	1,768,125
Era Group Incorporated	7.75	12-15-2022	4,745,000	4,650,100
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,945,000
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,079,638
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,413,750
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	7,847,000	6,277,600
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	2,450,000	1,519,000
NGPL PipeCo LLC 144A	4.38	8-15-2022	850,000	857,089
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,050,000	1,039,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	12,550,000	14,961,357
Oceaneering International Incorporated	6.00	2-1-2028	3,075,000	2,629,125
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,150,000

				49,922,597

Oil, Gas & Consumable Fuels : 19.48%

Andeavor Logistics LP	5.25	1-15-2025	1,150,000	1,163,375
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,608,750
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,600,000	1,648,000
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	2,200,000	2,219,250
Cheniere Energy Partners LP	5.25	10-1-2025	9,375,000	9,421,781
Cheniere Energy Partners LP 144A	5.63	10-1-2026	1,225,000	1,227,891
Continental Resources Incorporated	3.80	6-1-2024	2,000,000	1,976,363
DCP Midstream Operating LP	2.70	4-1-2019	1,425,000	1,423,148
Denbury Resources Incorporated	6.38	8-15-2021	6,205,000	5,119,125
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,362,000	1,338,165
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,457,865
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,129,945
EnLink Midstream Partners LP	4.15	6-1-2025	200,000	187,250
EnLink Midstream Partners LP	4.40	4-1-2024	6,450,000	6,171,844
EnLink Midstream Partners LP	4.85	7-15-2026	2,275,000	2,132,813
Exterran Partners LP	6.00	4-1-2021	5,075,000	5,005,219
Gulfport Energy Corporation	6.00	10-15-2024	1,625,000	1,527,500
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,211,035
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,033,431
Murphy Oil Corporation	4.45	12-1-2022	3,200,000	3,145,203
Murphy Oil Corporation	5.75	8-15-2025	360,000	361,332

3

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)

Murphy Oil Corporation	6.88%	8-15-2024	$1,600,000	$1,671,736
Nabors Industries Incorporated	0.75	1-15-2024	2,850,000	1,911,281
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,448,100
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,300,000	5,671,000
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,310,655
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,327,500
Rose Rock Midstream LP	5.63	11-15-2023	1,850,000	1,720,500
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,354,611
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,075,000	3,276,463
SemGroup Corporation	6.38	3-15-2025	5,725,000	5,368,905
SemGroup Corporation	7.25	3-15-2026	2,869,000	2,739,895
Southern Star Central Corporation 144A	5.13	7-15-2022	3,062,000	2,993,105
Southwestern Energy Company	6.20	1-23-2025	75,000	72,938
Southwestern Energy Company	7.50	4-1-2026	750,000	772,500
Southwestern Energy Company	7.75	10-1-2027	750,000	772,500
Summit Midstream Holdings LLC	5.75	4-15-2025	500,000	468,750
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	12,825,000	12,857,063
Tesoro Logistics LP	6.38	5-1-2024	725,000	754,000
Ultra Resources Incorporated 144A	7.13	4-15-2025	8,900,000	2,581,000

				112,581,787

Financials : 6.80%

Banks : 0.06%

Citigroup Incorporated	4.13	3-9-2021	115,000	115,288
Citigroup Incorporated	6.13	3-9-2028	205,000	217,300

				332,588

Capital Markets : 0.12%
MSCI Incorporated 144A	5.38	5-15-2027	675,000	690,188

Consumer Finance : 2.59%

Ally Financial Incorporated	7.50	9-15-2020	300,000	316,125
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,155,490
FirstCash Incorporated 144A	5.38	6-1-2024	2,985,000	2,985,000
Navient Corporation	8.00	3-25-2020	2,725,000	2,837,406
Springleaf Finance Corporation	6.00	6-1-2020	1,800,000	1,829,250
Springleaf Finance Corporation	7.13	3-15-2026	2,425,000	2,309,813
Springleaf Finance Corporation	8.25	12-15-2020	75,000	80,063
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,442,650

				14,955,797

Diversified Financial Services : 2.99%

LPL Holdings Incorporated 144A	5.75	9-15-2025	16,625,000	16,347,363
Vantiv LLC 144A	4.38	11-15-2025	975,000	935,981

				17,283,344

Insurance : 1.04%

AmWINS Group Incorporated 144A	7.75	7-1-2026	2,200,000	2,194,500
HUB International Limited 144A	7.00	5-1-2026	1,300,000	1,261,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	2,700,000	2,591,190

				6,046,690

Health Care : 13.06%

Health Care Equipment & Supplies : 2.41%

Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	972,563
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	500,000	515,000
Hologic Incorporated 144A	4.38	10-15-2025	4,700,000	4,615,964
Hologic Incorporated 144A	4.63	2-1-2028	475,000	458,375
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	4,000,000	4,080,000
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	925,000

4

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)

Surgery Center Holdings Incorporated 144A	8.88%	4-15-2021	$2,325,000	$2,371,500

				13,938,402

Health Care Providers & Services : 9.16%

Acadia Healthcare Company Incorporated	5.13	7-1-2022	190,000	186,913
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	305,350
Centene Corporation 144A	5.38	6-1-2026	1,425,000	1,477,084
Centene Corporation	6.13	2-15-2024	650,000	680,875
CHS Incorporated	5.13	8-1-2021	6,350,000	6,103,938
Davita Incorporated	5.00	5-1-2025	2,125,000	2,045,313
Encompass Health Corporation	5.75	11-1-2024	175,000	176,969
HCA Incorporated	5.88	3-15-2022	750,000	794,070
HCA Incorporated	6.50	2-15-2020	6,525,000	6,704,438
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,742,250
MEDNAX Incorporated 144A	5.25	12-1-2023	1,220,000	1,224,575
MEDNAX Incorporated 144A	6.25	1-15-2027	750,000	752,813
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	6,900,000	6,851,700
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,214,713
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,216,000
MPT Operating Partnership LP	6.38	3-1-2024	515,000	538,175
NVA Holdings Company 144A	6.88	4-1-2026	425,000	405,748
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,152,000
Select Medical Corporation	6.38	6-1-2021	6,930,000	6,964,650
Tenet Healthcare Corporation	4.63	7-15-2024	614,000	601,401
Tenet Healthcare Corporation	6.00	10-1-2020	575,000	593,860
Vizient Incorporated 144A	10.38	3-1-2024	7,235,000	7,840,931
WellCare Health Plans Incorporated 144A	5.38	8-15-2026	350,000	357,875

				52,931,641

Health Care Technology : 1.35%

Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,300,000	6,032,250
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,375,000	1,390,469
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	376,875

				7,799,594

Life Sciences Tools & Services : 0.14%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	800,000	818,000

Industrials : 7.31%

Aerospace & Defense : 0.14%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	825,000	796,125

Airlines : 1.15%

Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,315,452
BBA US Holdings Incorporated 144A	5.38	5-1-2026	4,350,000	4,350,000

				6,665,452

Commercial Services & Supplies : 4.84%

Acco Brands Corporation 144A	5.25	12-15-2024	725,000	708,688
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	6,140,000	6,155,350
Aramark Services Incorporated 144A	5.00	2-1-2028	450,000	439,313
Aramark Services Incorporated 144A	5.00	4-1-2025	200,000	201,000
Aramark Services Incorporated	5.13	1-15-2024	1,256,000	1,269,075
Covanta Holding Corporation	5.88	3-1-2024	5,000,000	4,987,500
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,470,000
Covanta Holding Corporation	6.00	1-1-2027	750,000	718,125
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,725,000	11,297,976
Waste Pro USA Incorporated 144A	5.50	2-15-2026	725,000	704,519

				27,951,546

5

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Electrical Equipment : 0.28%
Resideo Funding Incorporated 144A	6.13%	11-1-2026	$1,550,000	$1,596,500

Machinery : 0.90%

Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,637,368
Trimas Corporation 144A	4.88	10-15-2025	1,627,000	1,578,190

				5,215,558

Information Technology : 9.48%

Communications Equipment : 0.25%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,464,750

IT Services : 3.80%

Cardtronics Incorporated 144A	5.50	5-1-2025	5,400,000	5,150,250
First Data Corporation 144A	5.00	1-15-2024	800,000	817,500
First Data Corporation 144A	5.38	8-15-2023	600,000	611,625
First Data Corporation 144A	5.75	1-15-2024	2,100,000	2,157,750
Gartner Incorporated 144A	5.13	4-1-2025	5,250,000	5,223,750
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	1,269,450
Infor US Incorporated	6.50	5-15-2022	875,000	890,313
Zayo Group LLC 144A	5.75	1-15-2027	1,300,000	1,256,047
Zayo Group LLC	6.38	5-15-2025	4,697,000	4,585,446

				21,962,131

Software : 0.82%

CDK Global Incorporated	4.88	6-1-2027	425,000	412,250
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,047,375
CDK Global Incorporated	5.88	6-15-2026	650,000	663,813
Fair Isaac Corporation 144A	5.25	5-15-2026	1,475,000	1,482,375
Symantec Corporation 144A	5.00	4-15-2025	1,150,000	1,144,709

				4,750,522

Technology Hardware, Storage & Peripherals : 4.61%

Dell International LLC 144A	5.88	6-15-2021	5,125,000	5,208,139
Dell International LLC 144A	7.13	6-15-2024	10,175,000	10,730,571
NCR Corporation	5.88	12-15-2021	380,000	381,425
NCR Corporation	6.38	12-15-2023	10,268,000	10,293,670

				26,613,805

Materials : 5.02%

Chemicals : 0.11%
Valvoline Incorporated	5.50	7-15-2024	625,000	634,375

Containers & Packaging : 4.71%

Ball Corporation	4.00	11-15-2023	250,000	250,600
Ball Corporation	4.88	3-15-2026	1,100,000	1,119,938
Ball Corporation	5.25	7-1-2025	630,000	660,713
Berry Global Incorporated	5.13	7-15-2023	700,000	701,981
Berry Global Incorporated	6.00	10-15-2022	750,000	766,875
Crown Americas Capital Corporation VI %%	4.75	2-1-2026	1,700,000	1,661,750
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,175,538
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	3,675,000	3,436,125
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	750,000	712,500
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	925,000	921,531
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,345,500
Owens-Illinois Incorporated 144A	6.38	8-15-2025	7,850,000	8,203,250
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	1,451,000	1,453,684
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,374,205
Silgan Holdings Incorporated	5.50	2-1-2022	445,000	446,113

				27,230,303

6

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.20%

Indalex Holdings Corporation (a)††	11.50%	2-1-2020	$5,985,000	$0
Novelis Corporation 144A	5.88	9-30-2026	850,000	821,313
Novelis Corporation 144A	6.25	8-15-2024	325,000	328,250

				1,149,563

Real Estate : 8.00%

Equity REITs : 8.00%

CoreCivic Incorporated	4.63	5-1-2023	800,000	750,000
CoreCivic Incorporated	5.00	10-15-2022	2,325,000	2,243,625
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,620,104
Equinix Incorporated	5.75	1-1-2025	2,475,000	2,543,063
Equinix Incorporated	5.88	1-15-2026	2,450,000	2,534,525
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,800,000	7,711,080
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,493,750
Iron Mountain Incorporated 144A	5.25	3-15-2028	1,325,000	1,232,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,068,969
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,314,625
Sabra Health Care LP	5.38	6-1-2023	2,100,000	2,089,500
Sabra Health Care LP	5.50	2-1-2021	2,335,000	2,358,350
SBA Communications Corporation	4.00	10-1-2022	300,000	296,250
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,504,008
The Geo Group Incorporated	5.13	4-1-2023	1,874,000	1,710,025
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,526,881
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	2,647,125
The Geo Group Incorporated	6.00	4-15-2026	1,760,000	1,573,000

				46,217,130

Utilities : 7.24%

Electric Utilities : 0.60%

NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	350,000	333,480
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,137,344

				3,470,824

Gas Utilities : 0.50%

AmeriGas Partners LP	5.63	5-20-2024	200,000	197,500
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,148,750
Suburban Propane Partners LP	5.88	3-1-2027	575,000	543,375

				2,889,625

Independent Power & Renewable Electricity Producers : 6.14%

NSG Holdings LLC 144A	7.75	12-15-2025	8,077,068	8,602,078
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	11,518,000	11,258,845
TerraForm Global Operating LLC 144A	6.13	3-1-2026	2,800,000	2,674,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,225,000	7,062,438
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,089,688
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,600,000	3,780,000

				35,467,049

Total Corporate Bonds and Notes (Cost $714,252,262)				700,849,663

Loans : 5.71%

Communication Services : 1.55%

Media : 1.55%

Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.75	10-19-2023	7,731,375	7,582,546
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±<	6.02	3-28-2025	1,425,000	1,400,063

				8,982,609

7

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 1.78%

Hotels, Restaurants & Leisure : 1.78%

CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.75%	8-8-2021	$712,667	$704,115
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.96	1-24-2023	10,344,910	9,569,041

				10,273,156

Energy : 0.54%

Oil, Gas & Consumable Fuels : 0.54%

Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±‡	9.25	10-29-2025	1,225,000	1,172,938
Ultra Resources Incorporated (1 Month LIBOR +4.00%) ±	6.50	4-12-2024	2,200,000	1,961,674

				3,134,612

Financials : 0.36%

Diversified Financial Services : 0.36%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	10.24	4-30-2023	2,110,000	2,078,350

Health Care : 0.38%

Health Care Providers & Services : 0.02%
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	9.00	10-21-2024	112,360	111,377

Health Care Technology : 0.36%
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±	5.25	10-23-2023	2,099,612	2,061,987

Industrials : 0.26%

Commercial Services & Supplies : 0.26%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	9.00	7-25-2022	2,025,000	1,521,281

Information Technology : 0.26%

IT Services : 0.26%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.52	4-26-2024	1,525,000	1,518,809

Materials : 0.20%

Containers & Packaging : 0.20%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.25	2-5-2023	1,196,947	1,178,885

Real Estate : 0.22%

Real Estate Management & Development : 0.22%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.50	3-24-2025	1,262,425	1,252,957

Utilities : 0.16%

Independent Power & Renewable Electricity Producers : 0.16%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.75	12-14-2023	906,500	896,492

Total Loans (Cost $34,581,088)				33,010,515

		Expiration date	Shares
Rights : 0.07%

Utilities : 0.07%

Independent Power & Renewable Electricity Producers : 0.07%
Vistra Energy Corporation †		12-14-2023	559,650	408,545

Total Rights (Cost $582,794)				408,545

8

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 10.80%

Communication Services : 0.15%

Diversified Telecommunication Services : 0.15%
Intelsat Luxembourg SA	8.13%	6-1-2023	$1,000,000	$831,846

Energy : 2.50%

Energy Equipment & Services : 0.86%
Ensco plc	5.75	10-1-2044	7,652,000	4,992,930

Oil, Gas & Consumable Fuels : 1.64%

Baytex Energy Corporation 144A	5.13	6-1-2021	2,450,000	2,407,125
Baytex Energy Corporation 144A	5.63	6-1-2024	3,584,000	3,225,600
Griffin Coal Mining Company Limited 144A(a)††	9.50	12-1-2016	1,410,935	0
Griffin Coal Mining Company Limited (a)††	9.50	12-1-2016	193,118	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	2,950,000	2,876,250
Teekay Corporation	8.50	1-15-2020	950,000	943,350

				9,452,325

Financials : 3.26%

Banks : 0.97%

Intelsat Connect Finance Company 144A	9.50	2-15-2023	825,000	769,313
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	3,970,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	850,000	856,630
Preferred Term Securities XII Limited (a)††	0.00	12-24-2033	1,540,000	0

				5,595,943

Diversified Financial Services : 2.29%

Intelsat Jackson Holdings SA	5.50	8-1-2023	10,515,000	9,555,506
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	234,281
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	3,400,000	3,434,000

				13,223,787

Health Care : 2.50%

Pharmaceuticals : 2.50%

Bausch Health Companies Incorporated 144A	5.50	3-1-2023	3,950,000	3,846,313
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	922,558
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	3,600,000	3,526,632
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,875,000	3,661,875
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	525,000	542,719
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	1,100,000	1,154,313
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	750,000	783,750

				14,438,160

Industrials : 1.83%

Commercial Services & Supplies : 1.48%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	8,500,000	8,542,500

Electrical Equipment : 0.35%

Sensata Technologies BV 144A	5.00	10-1-2025	770,000	773,850
Sensata Technologies BV 144A	6.25	2-15-2026	1,225,000	1,277,063

				2,050,913

Materials : 0.56%

Containers & Packaging : 0.56%

Ardagh Packaging Finance plc 144A	4.25	9-15-2022	600,000	593,880

9

Portfolio of investments — January 31, 2019 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)

Ardagh Packaging Finance plc 144A		4.63%	5-15-2023	$275,000	$275,000
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,300,000	1,347,125
OI European Group BV 144A		4.00	3-15-2023	1,075,000	1,040,063

					3,256,068
Total Yankee Corporate Bonds and Notes (Cost $64,946,783)					62,384,472

		Yield		Shares
Short-Term Investments : 0.51%

Investment Companies : 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.33		2,930,491	2,930,491
Total Short-Term Investments (Cost $2,930,491)					2,930,491
Total investments in securities (Cost $817,294,024)	138.37%				799,584,295
Other assets and liabilities, net	(38.37)				(221,722,954)

Total net assets	100.00%				$577,861,341

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
††	On the last interest date, partial interest was paid.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	44,347,095	81,336,113	122,752,717	2,930,491	$2,930,491	0.51%

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2019, the Fund had unfunded loan commitments of $1,410,686.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$609	$0	$0	$609
Corporate bonds and notes	0	700,849,663	0	700,849,663
Loans	0	29,647,850	3,362,665	33,010,515
Rights
Utilities	0	408,545	0	408,545
Yankee corporate bonds and notes	0	62,384,472	0	62,384,472
Short-term investments
Investment companies	2,930,491	0	0	2,930,491

Total assets	$2,931,100	$793,290,530	$3,362,665	$799,584,295

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At January 31, 2019, the Fund had no material transfers into/out of Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 27, 2019

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 27, 2019